Revenue and other operating income - Revenue from contracts with customers (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue and other operating income
Revenue	$ 212,755,000	$ 420,933,000	$ 464,549,000	$ 479,688,000
In-game purchases
Revenue and other operating income
Revenue		393,854,000	434,326,000	459,660,000
Advertising
Revenue and other operating income
Revenue		27,017,000	$ 30,223,000	$ 20,028,000
Licensing
Revenue and other operating income
Revenue		$ 62,000